FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s current assets and current liabilities approximate their carrying value because of their short-term nature.  Such financial instruments are classified as current and are expected to be liquidated within the next twelve months.

NOTE 10 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s current assets and current liabilities approximate their carrying value because of their short term maturity. Such financial instruments are classified as current and are expected to be liquidated within the next twelve months.